ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 440	$ 312
Accounts payable	276	208
Interest payable on borrowings	153	116
Current Income Tax Payable	78	5
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	53	54
Current portion of lease liabilities	33	30
Other	53	54
Total accounts payable and accrued liabilities	$ 1,086	$ 779